16. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company’s financial instruments
(Dollars in thousands)
		Fair Value Measurements at December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$48,843	48,843	-	-	48,843
Investment securities available for sale	297,823	1,468	295,105	1,250	297,823
Other investments	5,599	-	-	5,599	5,599
Mortgage loans held for sale	6,922	-	-	6,922	6,922
Loans, net	605,551	-	-	599,996	599,996
Cash surrender value of life insurance	13,273	-	13,273	-	13,273

Liabilities:
Deposits	$781,525	-	780,662	-	780,662
Securities sold under agreements
to repurchase	34,578	-	34,578	-	34,578
FHLB borrowings	70,000	-	76,375	-	76,375
Junior subordinated debentures	20,619	-	20,619	-	20,619

(Dollars in thousands)
	December 31, 2011
	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$29,236	29,236
Investment securities available for sale	321,388	321,388
Other investments	5,712	5,712
Mortgage loans held for sale	5,146	5,146
Loans, net	653,893	648,640
Cash surrender value of life insurance	12,835	12,835

Liabilities:
Deposits and demand notes payable	$827,111	826,810
Securities sold under agreements
to repurchase	39,600	39,600
FHLB borrowings	70,000	75,046
Junior subordinated debentures	20,619	20,619